Trade and Other Receivables and Prepayments, Net - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Trade and other receivables and prepayments, net [Line Items]
Minimum credit period granted to selected premium and mass market players	7
Maximum credit period granted to selected premium and mass market players	15
Concentration of credit risk, as a percentage of casino receivables	67.60%	41.90%
Credit play, as a percentage of total table games play	24.00%	14.70%	15.30%
Gross casino receivables, before provision for doubtful accounts	$ 247	$ 475
Commissions payable and front money deposits	39	78
Net casino receivables, before provision of doubtful accounts	208	397
Trade receivables	120	400
Trade receivables, before provision	257	506
Provision for expected credit losses, net	52	24	$ 9
Expected credit losses individually assessed [member] | Trade receivables [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables, before provision	130	120
Financial assets past due but not impaired [member]
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	181	288
Financial assets past due but not impaired [member] | Casino receivable
Trade and other receivables and prepayments, net [Line Items]
Trade receivables	158	243
Deferred rent [Member]
Trade and other receivables and prepayments, net [Line Items]
Provision for expected credit losses, net	$ 2	$ 0